Note 11 - Income Taxes (Details) - Reconcilation of Income Tax Provision (Benefit) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Reconcilation of Income Tax Provision (Benefit) [Abstract]
Tax expense (benefit) at statutory rate	$ (4,184,174)	$ (2,176,508)
Increase (reduction) in income taxes resulting from:
State income taxes (benefit), net of federal benefit	(297,680)	(159,432)
Non-deductible expenses on extinguishment of Senior Secured Notes	1,912,763
Income from foreign subsidiaries	22,746	165,660
Change in valuation allowance - United States	2,348,881	2,301,986
Other	197,464	(131,706)
Income tax expense (benefit)	$ 0	$ 0